Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth, by level within the fair value hierarchy, the investment assets exclusive of those included in the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$448,512	$—	$—	$448,512
Total investments at fair value	$448,512	$—	$—	$448,512
Investments measured at net asset value (A) (B)				145,043,187
Total investments				$145,491,699

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the investment assets exclusive of those included in the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$417,504	$—	$—	$417,504
Total investments at fair value	$417,504	$—	$—	$417,504
Investments measured at net asset value (A) (B)				130,222,126
Total investments				$130,639,630

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$10,638,503	$—	$—	$10,638,503
Mutual funds	11,230,387	—	—	11,230,387
Brunswick ESOP Company Stock Fund (A)	7,567,265	—	—	7,567,265
Total investments at fair value	$29,436,155	$—	$—	$29,436,155
Investments measured at net asset value (B)				189,548
Total investments				$29,625,703

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$11,463,952	$—	$—	$11,463,952
Mutual funds	11,145,222	—	—	11,145,222
Brunswick ESOP Company Stock Fund (A)	6,471,937	—	—	6,471,937
Total investments at fair value	$29,081,111	$—	$—	$29,081,111
Investments measured at net asset value (B)				82,227
Total investments				$29,163,338

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.

EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth, by level within the fair value hierarchy, the investment assets as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$2,172,325	$—	$—	$2,172,325
Total investments at fair value	$2,172,325	$—	$—	$2,172,325
Investments measured at net asset value (A) (B)				1,719,923,353
Total investments				$1,722,095,678

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the investment assets as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$3,223,546	$—	$—	$3,223,546
Total investments at fair value	$3,223,546	$—	$—	$3,223,546
Investments measured at net asset value (A) (B)				1,515,352,264
Total investments				$1,518,575,810

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$120,393,665	$—	$—	$120,393,665
Mutual funds	127,091,890	—	—	127,091,890
Brunswick ESOP Company Stock Fund (A)	32,378,124	—	—	32,378,124
Total investments at fair value	$279,863,679	$—	$—	$279,863,679
Investments measured at net asset value (B)				2,145,071
Total investments				$282,008,750

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$124,314,999	$—	$—	$124,314,999
Mutual funds	120,858,693	—	—	120,858,693
Brunswick ESOP Company Stock Fund (A)	27,325,210	—	—	27,325,210
Total investments at fair value	$272,498,902	$—	$—	$272,498,902
Investments measured at net asset value (B)				891,676
Total investments (C)				$273,390,578

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
(C) As of December 31, 2024, there was $1,227,294 payable from the Master Trust to the Plan.